Average Annual Total Returns - Brighthouse/Wellington Large Cap Research Portfolio	Apr. 30, 2021
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	18.40%
5 Years	15.21%
10 Years	13.88%
Class A
Average Annual Return:
1 Year	22.27%
5 Years	14.95%
10 Years	13.87%
Class B
Average Annual Return:
1 Year	22.03%
5 Years	14.67%
10 Years	13.59%
Class E
Average Annual Return:
1 Year	22.10%
5 Years	14.78%
10 Years	13.69%